Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	Fidelity National Financial, Inc.
Entity Central Index Key	0001331875
Document Type	S-4/A
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q4
Trading Symbol	FNF
Current Fiscal Year End Date	--12-31
Entity Well-Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float		$ 5,145,188,402
Entity Common Stock, Shares Outstanding	276,328,287